WILSHIRE 5000 INDEX FUND
Wilshire 5000 IndexSM Fund
Investment Objective

The Wilshire 5000 IndexSM Fund's (the "Index Fund") investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM (the "Index") before the deduction of Index Fund expenses.

Fees and Expenses of the Wilshire 5000 IndexSM Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Index Fund.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - WILSHIRE 5000 INDEX FUND		Investment Class	Institutional Class
Management Fees		0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.27%	0.23%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	0.63%	0.34%
[1]	Total Annual Fund Operating Expenses do not reflect the total operating expenses before fee reductions and expense reimbursements in the Financial Highlights table because the Financial Highlights table does not include Acquired Fund Fees and Expenses.

Example: This example is intended to help you compare the cost of investing in the Index Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Index Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WILSHIRE 5000 INDEX FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Investment Class	64	202	351	786
Institutional Class	35	109	191	431

Portfolio Turnover

The Index Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Index Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Index Fund's performance. During the most recent fiscal year, the Index Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies
•	The Index Fund invests at least 80% of its assets in the common stock of companies included in the Index that are representative of the Index.

•	The Index Fund may invest in the common stock of companies of any size, including small-cap companies.

•	The Index Fund seeks to minimize variance relative to the Index and may use enhanced "stratified sampling" techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.

•	The Index Fund normally holds stocks representing at least 90% of the total market value of the Index.

The Index is an unmanaged index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes over 3,500 stocks, with each stock weighted according to its market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. news outlets and is the broadest measure of the U.S. equity market.

The Index Fund may appeal to you if:

•	you are a long-term investor;

•	you seek growth of capital;

•	you seek to capture investment returns that are representative of the entire U.S. equity market;

•	you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or

•	you seek an index fund which, unlike a traditional index fund, includes the common stocks of small- and mid-capitalization companies as well as large capitalization companies.

Principal Risks

You may lose money by investing in the Index Fund. In addition, investing in the Index Fund involves the following principal risks:

Cyber Security Risks. The Adviser, subadviser and the Index Fund's service providers' use of the internet, technology and information systems may expose the Index Fund to potential cyber security risks linked to those technologies or information systems. Cyber security risks, among other things, may result in financial losses; delays or mistakes in the calculation of the Index Fund's net asset value ("NAV") or data; access by an unauthorized party to proprietary information or Index Fund assets; and data corruption or loss of operations functionality. While measures have been developed that are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Index Fund does not directly control the cyber security defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Equity Risk. The principal risk of investing in the Index Fund is equity risk. This is the risk that the prices of stocks held by the Index Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company's particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Index Fund's shares will go up and down due to movement in the collective returns of the individual securities held by the Index Fund. Because common stocks are subordinate to preferred stocks in a company's capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Index Risk. There is a risk that the Index Fund's performance may not exactly match the performance of the Index. The Index Fund does not hold every stock contained in the Index and the performance of the stocks held in the Index Fund may not track exactly the performance of the stocks held in the Index. Furthermore, unlike the Index, the Index Fund incurs management fees, 12b-1 fees (for Investment Class Shares only), administrative expenses and transaction costs in trading stocks.

Liquidity and Valuation Risk. In certain circumstances, it may be difficult for the Index Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Index Fund's NAV, causing the Index Fund to sell the investment at a lower market price and unable to realize what a subadviser believes should be the price of the investment. In addition, the Index Fund potentially will be unable to pay redemption proceeds within the allowable period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions.

Market Risk. For equity securities, stock market movements may affect the Index Fund's NAV. Declines in the Index Fund's NAV will result from decline in the market prices for specific securities held by the Index Fund. There is also the possibility that the price of the security held by the Index Fund will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector or the entire market.

Quantitative Risk. The Index Fund's subadviser's portfolio construction process relies on the use of proprietary and non-proprietary software, and intellectual property that is licensed from a variety of sources. The subadviser may use a trading system or model to construct a portfolio which could be compromised by an unforeseeable software or hardware malfunction and other technological failures, including, but not limited to, power loss, software bugs, malicious codes, viruses or system crashers, or various other events or circumstances beyond the control of the subadviser. The subadviser make reasonable efforts to protect against such events, but there is no guarantee that such efforts will be successful, and the aforementioned events may, on occasion, have an adverse effect on the performance of the Index Fund. The nature of complex quantitative investment management processes is such that errors may be hard to detect and in some cases, an error can go undetected for a period of time. In many cases, it is not possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. While the subadviser has many controls and business continuity measures in place designed to assure that the portfolio construction process for the Index Fund operates as intended, analytical errors, software errors, developmental and implementation errors, as well as data errors are inherent risks. Additionally, the subadviser may adjust or enhance the model or, under certain adverse conditions, deviate from the model. Such adjustments, enhancements or deviations may not achieve the objectives of the Index Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Index Fund would have been if the subadviser had not adjusted or deviated from the models.

Small-Cap Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be older companies undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply. When the Index Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Index Fund investment losses that would affect the value of your investment in the Index Fund.

Past Performance

The bar chart and the performance table below provide an indication of the risks of investing in the Index Fund by showing how the investment performance of the Investment Class Shares has varied from year to year and by showing how the Index Fund's average annual total returns compare to those of a broad measure of market performance. The Index Fund's past investment performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance figures, go to http://advisor.wilshire.com (the website does not form a part of this prospectus) or call 1-866-591-1568.

Calendar Year Returns

During the periods shown in the bar chart, the highest return for a quarter was 16.27% (quarter ended 9/30/09) and the lowest return for a quarter was (22.36)% (quarter ended 12/31/08).

The returns for the Index Fund's Investment Class shares were lower than the Institutional Class Shares because Investment Class Shares pay distribution (12b-1) fees.

Average Annual Total Returns (periods ended December 31, 2017)
Average Annual Total Returns - WILSHIRE 5000 INDEX FUND	1 Year	5 Years	10 Years
Investment Class	20.20%	14.98%	8.00%
Investment Class | After Taxes on Distributions	17.86%	13.98%	7.42%
Investment Class | After Taxes on Distributions and Sales	13.36%	11.97%	6.45%
Institutional Class	20.57%	15.28%	8.25%
Wilshire 5000 IndexSM (reflects no deduction for fees, expenses or taxes)	21.00%	15.67%	8.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates for each year in the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who are tax exempt or hold their Index Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Investment Class Shares. After-tax returns for Institutional Class Shares will vary.